Financial risk management and fair values of financial instruments	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Financial risk management and fair values of financial instruments

21.	Financial risk management and fair values of financial instruments

As at December 31, 2025 and 2024, the Group’s financial assets and financial liabilities are classified as loans and receivables and financial liabilities at amortized cost, respectively.

(a)	Financial risk management

The Group’s activities expose it to a variety of financial risks from its operations. The key financial risks include credit risk, liquidity risk and market risk (including interest rate risk and foreign currency risk).

The Directors review and agree policies and procedures for the management of these risks, which are executed by the management team. It is and has been throughout the current and previous financial year, the Group’s policy that no trading in derivatives for speculative purposes shall be undertaken.

The following sections provide details regarding the Group’s exposure to the above- mentioned financial risks and the objectives, policies, and processes for the management of these risks.

There has been no change to the Group’s exposure to these financial risks or the manner in which it manages and measures the risks.

(i)	Credit risk and impairment assessment

Credit risk refers to the risk that the counterparty will default on its contractual obligations resulting in a loss to the Group. The Group’s exposure to credit risk arises primarily from trade and other receivables. In order to minimize the credit risk, the Group has adopted a policy of only dealing with creditworthy counterparties. The Group performs ongoing credit evaluation of its counterparties’ financial condition and generally does not require a collateral.

For other financial assets (including cash and cash equivalents), the Group minimizes credit risk by dealing exclusively with high credit rating counterparties. The credit risks on bank balances are limited because the counterparties are banks / financial institutions with high credit ratings assigned by international credit-rating agencies.

BELIVE HOLDINGS AND ITS SUBSIDIARY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2025, 2024 and 2023

(in Singapore Dollars)

21.	Financial risk management and fair values of financial instruments (continued)

(a)	Financial risk management (continued)

The Group’s internal credit risk grading assessment comprises the following categories:

Category	Definition of category	Basis for recognizing expected credit loss (ECL)
I	Counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL
II	Amount is greater than 60 days but less than 366 days past due or there has been a significant increase in credit risk since initial recognition.	Lifetime ECL – not credit- impaired
III	Amount is greater than 365 days past due or there is evidence indicating the asset is credit-impaired (in default).	Lifetime ECL – credit- impaired
IV	There is evidence indicating that the debtor is in severe financial difficulty and the debtor has no realistic prospect of recovery.	Amount is written off

The table below details the credit quality of the Group’s financial assets, as well as maximum exposure to credit risk by credit risk rating categories:

	Note Category	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount
			S$	S$	S$

December 31, 2025
Trade receivables	Note 1	Lifetime ECL	184,206	(8,392)	175,814
Other receivables (exclude prepayments)		12-month ECL	5,533	-	5,533

Contract assets	Note 1	12-month ECL	2,286	-	2,286
				(8,392)
December 31, 2024
Trade receivables	Note 1	Lifetime ECL	43,449	(4,357)	39,092
Other receivables (exclude prepayments and GST receivables)		12-month ECL	39,247	-	39,247

Contract assets	Note 1	12-month ECL	10,642	-	10,642
				(4,357)

BELIVE HOLDINGS AND ITS SUBSIDIARY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2025, 2024 and 2023

(in Singapore Dollars)

21.	Financial risk management and fair values of financial instruments (continued)

(a)	Financial risk management (continued)

(i)	Credit risk and impairment assessment (continued)

Note 1:

For trade receivables and contract assets, the Group has applied the simplified approach in IFRS 9 to measure the loss allowance at lifetime ECL. The Group determines the ECL by using a provision matrix, estimated based on historical credit loss experience based on the past due status of the debtors, adjusted as appropriate to reflect current conditions and estimates of future economic conditions. Accordingly, the credit risk profile of trade receivables is presented based on their past due status in terms of the provision matrix.

	Expected	Gross
	loss	carrying	Loss
	rate	amount	allowance
	%	S$	S$
December 31, 2025
Current (not past due)	0%	145,483	-
1-30 days past due	0%	12,384	-
31-60 days past due	0%	3,052	-
61-90 days past due	36%	23,287	8,392

		184,206	8,392

	Expected	Gross
	loss	carrying	Loss
	rate	amount	allowance
	%	S$	S$
December 31, 2024
Current (not past due)	0%	8,277	-
1-30 days past due	0%	15,834	-
31-60 days past due	0%	824	-
More than 90 days past due	63%	18,514	4,357

		43,449	4,357

BELIVE HOLDINGS AND ITS SUBSIDIARY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2025, 2024 and 2023

(in Singapore Dollars)

21.	Financial risk management and fair values of financial instruments (continued)

(a)	Financial risk management (continued)

(i)	Credit risk and impairment assessment (continued)

Movement in the loss allowance account in respect of trade receivables and contract assets during the year is as follows:

	2025	2024
	S$	S$

Balance at January 1	4,357	26,049

Impairment losses recognized during the year	5,166	-
Reversal of impairment losses during the year	-	(2,110)
Amounts written off during the year	(1,131)	(19,582)

Balance at December 31	8,392	4,357

Excessive risk concentration

Concentrations arise when a number of counterparties are engaged in similar business activities, or activities in the same geographical region, or have economic features that would cause their ability to meet contractual obligations to be similarly affected by changes in economic, political, or other conditions. Concentrations indicate the relative sensitivity of the Group’s performance to developments affecting a particular industry.

The Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer rather than the industry or country in which the customers operate and therefore significant concentrations of credit risk primarily arise when the Group has significant exposure to individual customers. As of December 31, 2025, 65% (2024: 33%) of the total trade receivables was due from the Group’s five largest customers respectively.

Revenue from customers contributing over 10% of the total revenue of the Group is as follows:

	2025	2024	2023
	S$	S$	S$

Customer A	-	-	943,683
Customer B	-	238,000	500,000
Customer C	165,423	-	-
Customer D	-	-	500,000
Customer E	*	813,551	*
Customer F	-	407,171	-
Customer G	102,000	-	-
Customer H	95,342	-	-
Customer I	85,064	-	-

	447,829	1,458,722	1,943,683

*	This customer does not contribute more than 10% of the Group’s total revenue during the year.

BELIVE HOLDINGS AND ITS SUBSIDIARY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2025, 2024 and 2023

(in Singapore Dollars)

21.	Financial risk management and fair values of financial instruments (continued)

(a)	Financial risk management (continued)

Other receivables and amount due from shareholder

The Group and Company assessed the latest performance and financial position of the counterparties, adjusted for the future outlook of the industry in which the counterparties operate in, and concluded that there has been no significant increase in the credit risk since the initial recognition of the financial assets. Accordingly, the Group measured the impairment loss allowance using 12-month ECL and determined that the ECL is insignificant.

(ii)	Liquidity risk

Liquidity risk is the risk that an enterprise will encounter difficulty in raising funds to meet commitments associated with financial instruments. Liquidity risk may result from an inability to sell a financial asset quickly at close to its fair value.

Prudent liquidity risk management implies maintaining sufficient cash. The Group monitors and maintains a level of bank balances deemed adequate to finance the Group’s operations.

The maturity profile of the Group’s non-derivative financial liabilities as at December 31, 2025 and 2024, based on the contracted undiscounted payments, is as follows:-

	On demand
	or less than	1 to 5		Carrying
	one year	years	Total	amount
	S$	S$	S$	S$
December 31, 2025
Trade and other payables (exclude GST payables)	472,230	-	472,230	472,230
Lease liabilities	22,699	24,059	46,758	43,159

	494,929	24,059	518,988	515,389

	On demand
	or less than	1 to 5		Carrying
	one year	years	Total	amount
	S$	S$	S$	S$
December 31, 2024
Trade and other payables	626,008	-	626,008	626,008
Loan from a shareholder	346,746	-	346,746	337,566
Lease liabilities	6,543	-	6,543	6,500

	979,297	-	979,297	970,074

BELIVE HOLDINGS AND ITS SUBSIDIARY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2025, 2024 and 2023

(in Singapore Dollars)

21.	Financial risk management and fair values of financial instruments (continued)

(a)	Financial risk management (continued)

(iii)	Market risk

Market risk is the risk that changes in market prices, such as interest rates and foreign exchange rates will affect the Group’s income. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return on risk.

(i)	Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of the Group’s financial instruments will fluctuate because of changes in market interest rates. The Group is not exposed to interest rate risk as the Group has no significant interest-bearing assets and liabilities, the Group’s income and operating cash flows are substantially independent of changes in market interest rates.

(ii)	Foreign currency risk

The Group’s foreign exchange risk results mainly from cash flows from transactions denominated in foreign currencies. At present, the Group does not have any formal policy for hedging against currency risk. The Group ensures that the net exposure is kept to an acceptable level by buying or selling foreign currencies at spot rates, where necessary, to address short term imbalances.

The Group has transactional currency exposures arising from transactions that are denominated in a currency other than the functional currency of the Group, primarily United States Dollar (USD).

The Group’s currency exposures to the USD at the reporting date were as follows:

USD
S$
December 31, 2025
Trade and other receivables	40,086
Cash and cash equivalents	8,396,552
Trade and other payables	(134,275)

Overall net exposure	8,302,363

BELIVE HOLDINGS AND ITS SUBSIDIARY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

21.	Financial risk management and fair values of financial instruments (continued)

(a)	Financial risk management (continued)

(iii)	Market risk (continued)

(ii)	Foreign currency risk (continued)

USD
S$
December 31, 2024
Trade and other receivables	32,002
Cash and cash equivalents	24,312
Trade and other payables	(53,266)

Overall net exposure	3,048

A 4% (2024: 4%) strengthening of Singapore Dollar against the foreign currency denominated balances as at the reporting date would increase/(decrease) profit or loss by the amounts shown below. This analysis assumes that all other variables remain constant.

	Profit or loss (before tax)
	2025	2024
	S$	S$

United States Dollar	(332,059)	(121)

(b)	Fair values of financial instruments

The fair values of financial assets and financial liabilities have been determined in accordance with generally accepted pricing models based on discounted cash flow analysis.

Management of the Group considers that the carrying amounts of financial assets and financial liabilities recorded at amortized cost in the consolidated financial statements approximate their fair values.

The following table presents the carrying value of the Group’s financial instruments measured at fair value across the three levels of the fair value hierarchy defined in IFRS 13 “Fair Value Measurement” with fair value of each financial instrument categorized in its entirety based on the lowest level of input that is significant to that fair value measurement. The levels are defined as follows:-

●	Level 1: fair values measured using quoted prices (unadjusted) in active markets for identical financial instruments.

●	Level 2: fair values measured using Level 2 inputs i.e. observable inputs which fail to meet Level 1, and not using significant unobservable inputs. Unobservable inputs are inputs for which market data are not available.

●	Level 3: fair values measured using significant unobservable input.

BELIVE HOLDINGS AND ITS SUBSIDIARY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2025, 2024 and 2023

(in Singapore Dollars)